Other Comprehensive Income (Loss) - Tax Effects Related to Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange differences arising on translation of foreign operations
Incurred during the year before tax	¥ (18,906)	¥ 617	¥ 3,713
Tax effects	0	0	0
Total exchange differences arising on translation of foreign operations	(18,906)	617	3,713
Fair value gain (loss) on available-for-sale investments
Incurred during the year before tax	(3,912)	4,327	(2,814)
Tax effects	1,198	(1,325)	864
Total fair value gain (loss) on available-for-sale investments	¥ (2,714)	¥ 3,002	¥ (1,950)